Prepaid Expenses and Other Current assets	12 Months Ended
Mar. 31, 2026
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current assets

Note 5 - Prepaid Expenses and Other Current assets

	As of March 31,
	2026	2025
Prepaid research and development project (1)	$4,200,000	$—
Prepaid marketing and promotion expenses (2)	2,000,000	—
Other prepaid expenses	565,546	69
Other receivables, net	37,207	35,855
Prepaid expenses and other current assets	$6,802,753	$35,923

(1) The $4.2 million was a prepayment made to a third-party service provider for reserving compute, relating to a custom research and development project training large language models. The project is planned through April 2027, subject to assessments on the outcomes of the research. The Company believes the training may contribute to its existing range of products.

(2) The payment made to a third-party service provider for business development and marketing activities across the Gulf Cooperation Council (GCC) region, specifically targeting the education, artificial intelligence, and software development sectors. The agreement covers a 30-month term expiring in April 2027, with prepayments amortized on a straight-line basis over the service period. For the years ended March 31, 2026 and 2025, the Company recognized $2.00 million and nil, respectively, in selling and marketing expenses in connection with these services..